Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Total	$ 1,405	$ 1,243
Less: Accumulated depreciation	(1,267)	(1,218)
Property and equipment, net	138	25
Depreciation expenses	86	91	$ 92
Computers and equipment
Property and equipment, net
Total	1,327	1,235
Furniture and fixtures
Property and equipment, net
Total	58	7
Leasehold improvement
Property and equipment, net
Total	$ 20	$ 1